Five highest paid employees - Number of non-director, highest paid individuals (Details) - individual	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Highest paid employees
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals	5
Highly paid directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals	3	2	2
Highly paid non-directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals	2	3	3
HK$4,000,001 (US$511,801) to HK$4,500,000 (US$575,775) | Highly paid non-directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals		2
HK$4,500,001 (US$575,776) to HK$5,000,000 (US$639,750) | Highly paid non-directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals			1
HK$5,000,001 (US$639,751) to HK$5,500,000 (US$703,725) | Highly paid non-directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals		1
HK$5,500,001 (US$703,726) to HK$6,000,000 (US$767,700) | Highly paid non-directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals			1
HK$6,000,001 (US$767,701) to HK$6,500,000 (US$831,675) | Highly paid non-directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals			1
HK$6,500,001 (US$831,676) to HK$7,000,000 (US$895,650) | Highly paid non-directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals	2